Material Accounting Policies Information - Schedule of Depreciation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Computer and Software [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	4 years straight line	4 years straight line
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years straight line	5 years straight line
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	4 years straight line	4 years straight line
Equipment and Tools [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years straight line	5 years straight line
Signboard [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives		4 years straight line
Solar Asset Plant [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	10 - 21 years straight line	10 - 21 years straight line
Office Renovation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years straight line	5 years straight line
Plant and Machinery [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years straight line	5 years straight line
Forklift [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years straight line	5 years straight line
Right-Of-Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives		Over term of lease